SCHEDULE OF COMPENSATION TO KEY MANAGEMENT PERSONNEL (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Salaries		$ 2,435,726	$ 2,245,853	$ 2,244,111
Share-based payments	[1]	3,021,067	2,411,669	1,997,891
Total		$ 5,456,793	$ 4,657,522	$ 4,242,002

[1]	Share-based payments are the fair value of options granted to key management personnel and expensed during the various years as calculated using the Black-Scholes model.